Remuneration System for the Management Board and Employees of the Group - Convertible Bonds - 2013 Program - Additional Information (Detail)		12 Months Ended			57 Months Ended
	Apr. 01, 2013 EUR (€)	Dec. 31, 2019 shares € / shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares	Dec. 31, 2019 shares Beneficiary € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of convertible bonds vested		24,647	143,033	175.570
Convertible bonds 2013 Program [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Nominal value of convertible bond granted | €	€ 225,000
Bearer bonds | €	€ 449,999
Description of exchange of convertible bonds	Each convertible bond can be exchanged for one of the Company’s no-par-value bearer shares equal to the proportional amount of common stock, which currently stands at € 1
Convertible bonds conversion price per share | € / shares		€ 31.88			€ 31.88
Percentage of increase in share price		120.00%
Number of convertible bonds forfeited		0	0	261,015	13,414
Number of convertible bonds vested		118,386	32,537	0
Number of beneficiaries left | Beneficiary					1